American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Small Cap Equity ETF (AVSC)
November 30, 2024

Avantis U.S. Small Cap Equity ETF - Schedule of Investments
NOVEMBER 30, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.7%
Aerospace and Defense — 0.4%
AAR Corp.(1)	10,998	764,581
AerSale Corp.(1)(2)	38,518	242,663
Astronics Corp.(1)	33,073	534,129
Byrna Technologies, Inc.(1)	242	4,678
Cadre Holdings, Inc.	39,466	1,317,770
Ducommun, Inc.(1)	22,643	1,517,081
Eve Holding, Inc.(1)(2)	4,845	20,300
Mercury Systems, Inc.(1)	24,141	992,919
National Presto Industries, Inc.	9,444	752,876
Park Aerospace Corp.	29,438	450,696
Spirit AeroSystems Holdings, Inc., Class A(1)	2	65
		6,597,758
Air Freight and Logistics — 0.5%
Air Transport Services Group, Inc.(1)	116,494	2,558,208
Forward Air Corp.(1)	3,628	133,112
Hub Group, Inc., Class A	106,102	5,479,107
Radiant Logistics, Inc.(1)	57,691	431,529
		8,601,956
Automobile Components — 2.0%
Adient PLC(1)	135,310	2,602,011
American Axle & Manufacturing Holdings, Inc.(1)	206,174	1,362,810
Dana, Inc.	238,868	2,388,680
Fox Factory Holding Corp.(1)	29,081	944,551
Gentherm, Inc.(1)	54,693	2,302,575
Goodyear Tire & Rubber Co.(1)	145,587	1,563,605
Holley, Inc.(1)	88,694	251,891
LCI Industries	27,807	3,359,364
Motorcar Parts of America, Inc.(1)	19,383	141,302
Patrick Industries, Inc.	37,834	5,084,511
Phinia, Inc.	73,610	4,128,049
QuantumScape Corp.(1)(2)	355,561	1,859,584
Standard Motor Products, Inc.	33,864	1,113,448
Stoneridge, Inc.(1)	47,663	326,968
Strattec Security Corp.(1)	518	21,502
Visteon Corp.(1)	21,655	2,021,927
XPEL, Inc.(1)	37,997	1,652,870
		31,125,648
Automobiles — 0.2%
Winnebago Industries, Inc.	50,103	2,933,030
Banks — 20.0%
1st Source Corp.	15,813	1,026,106
ACNB Corp.	5,577	261,338
Amalgamated Financial Corp.	32,022	1,140,944
Amerant Bancorp, Inc.	59,482	1,479,317
Ameris Bancorp	253	17,781
Ames National Corp.	1,577	26,793
Arrow Financial Corp.	27,466	905,829
Banc of California, Inc.	234,369	4,038,178
Bancorp, Inc.(1)	92,121	5,382,630

Bank First Corp.	17,146	1,832,393
Bank of Hawaii Corp.	65,758	5,193,567
Bank of Marin Bancorp	27,566	696,868
Bank of NT Butterfield & Son Ltd.	79,758	3,025,221
Bank7 Corp.	4,252	202,650
BankUnited, Inc.	145,466	6,119,755
Bankwell Financial Group, Inc.	916	30,365
Banner Corp.	64,849	4,837,087
Bar Harbor Bankshares	25,972	934,732
BayCom Corp.	5,768	167,214
BCB Bancorp, Inc.	10,999	145,957
Berkshire Hills Bancorp, Inc.	78,668	2,397,801
Blue Foundry Bancorp(1)	13,290	147,386
Blue Ridge Bankshares, Inc.(1)	24,868	87,784
Bridgewater Bancshares, Inc.(1)	19,071	284,158
Brookline Bancorp, Inc.	156,572	1,971,241
Burke & Herbert Financial Services Corp.	17,836	1,235,678
Business First Bancshares, Inc.	44,944	1,280,904
Byline Bancorp, Inc.	49,701	1,561,605
C&F Financial Corp.	1,397	100,542
California BanCorp(1)	25,813	462,569
Camden National Corp.	26,034	1,226,462
Capital Bancorp, Inc.	5,508	159,512
Capital City Bank Group, Inc.	22,707	893,748
Carter Bankshares, Inc.(1)	39,617	740,046
Cathay General Bancorp	32,914	1,711,857
Central Pacific Financial Corp.	52,151	1,664,660
Chemung Financial Corp.	200	10,466
ChoiceOne Financial Services, Inc.(2)	5,834	218,658
Citizens & Northern Corp.	2,278	46,653
Citizens Financial Services, Inc.	3,980	281,028
City Holding Co.	25,503	3,349,054
Civista Bancshares, Inc.	19,247	440,371
CNB Financial Corp.	37,413	1,044,197
Coastal Financial Corp.(1)	20,694	1,584,126
Colony Bankcorp, Inc.	10,193	179,703
Columbia Financial, Inc.(1)	46,810	853,346
Community Trust Bancorp, Inc.	28,598	1,686,710
Community West Bancshares	20,412	447,431
ConnectOne Bancorp, Inc.	67,845	1,865,737
CrossFirst Bankshares, Inc.(1)	78,662	1,361,639
Customers Bancorp, Inc.(1)	50,133	2,830,008
CVB Financial Corp.	232,430	5,443,511
Dime Community Bancshares, Inc.	68,167	2,445,832
Eagle Bancorp, Inc.	53,166	1,560,954
Eastern Bankshares, Inc.	185,491	3,457,552
Enterprise Bancorp, Inc.	7,381	273,023
Enterprise Financial Services Corp.	68,103	4,126,361
Equity Bancshares, Inc., Class A	25,797	1,237,998
Esquire Financial Holdings, Inc.	13,004	1,010,281
Evans Bancorp, Inc.(2)	6,434	285,734
Farmers & Merchants Bancorp, Inc.	12,417	416,218
Farmers National Banc Corp.	64,473	1,009,002
FB Financial Corp.	65,976	3,724,345
Fidelity D&D Bancorp, Inc.	374	20,084

Financial Institutions, Inc.	28,898	784,870
First Bancorp, Inc.	1,238	35,370
First Bancorp/Southern Pines NC	74,904	3,542,959
First Bancshares, Inc.	53,461	1,985,542
First Bank	22,393	331,192
First Busey Corp.	98,303	2,623,707
First Business Financial Services, Inc.	6,441	322,823
First Commonwealth Financial Corp.	187,965	3,539,381
First Community Bankshares, Inc.	29,165	1,346,548
First Financial Bancorp	163,420	4,825,793
First Financial Corp.	19,398	947,398
First Financial Northwest, Inc.	7,475	168,935
First Foundation, Inc.	108,201	860,198
First Hawaiian, Inc.	183,191	5,057,904
First Internet Bancorp	15,024	629,956
First Merchants Corp.	103,520	4,529,000
First Mid Bancshares, Inc.	38,248	1,606,798
First of Long Island Corp.	39,417	570,364
First United Corp.	1,007	35,889
First Western Financial, Inc.(1)	1,290	28,651
Five Star Bancorp	24,770	816,172
Flushing Financial Corp.	50,822	901,582
FS Bancorp, Inc.	3,854	183,836
FVCBankcorp, Inc.(1)	53	762
German American Bancorp, Inc.	50,868	2,288,043
Great Southern Bancorp, Inc.	16,564	1,061,255
Greene County Bancorp, Inc.	1,932	58,771
Guaranty Bancshares, Inc.	5,237	192,826
Hanmi Financial Corp.	57,510	1,521,139
HarborOne Bancorp, Inc.	74,216	955,902
HBT Financial, Inc.	6,822	163,387
Heartland Financial USA, Inc.	74,887	5,060,115
Heritage Commerce Corp.	109,388	1,161,701
Heritage Financial Corp.	62,135	1,643,471
Hilltop Holdings, Inc.	82,261	2,603,561
Hingham Institution For Savings	2,904	822,587
Home Bancorp, Inc.	4,801	243,555
HomeStreet, Inc.(1)	16,553	196,650
HomeTrust Bancshares, Inc.	27,505	1,020,160
Hope Bancorp, Inc.	210,383	2,865,416
Horizon Bancorp, Inc.	79,116	1,447,032
Independent Bank Corp.	74,153	5,367,936
Independent Bank Corp. (Michigan)	40,786	1,534,777
Independent Bank Group, Inc.	69,589	4,656,896
Investar Holding Corp.	6,657	158,570
Kearny Financial Corp.	102,604	812,624
Lakeland Financial Corp.	41,644	3,059,168
LCNB Corp.	59	1,035
Live Oak Bancshares, Inc.	62,940	2,983,356
MainStreet Bancshares, Inc.	165	3,067
Mercantile Bank Corp.	29,547	1,478,827
Metrocity Bankshares, Inc.	26,239	901,047
Metropolitan Bank Holding Corp.(1)	20,294	1,317,892
Mid Penn Bancorp, Inc.	26,419	846,729
Middlefield Banc Corp.	181	5,607

Midland States Bancorp, Inc.	37,508	1,007,090
MidWestOne Financial Group, Inc.	20,370	671,192
MVB Financial Corp.	6,753	145,730
National Bank Holdings Corp., Class A	63,314	3,022,610
National Bankshares, Inc.	27	867
NBT Bancorp, Inc.	85,490	4,284,759
Nicolet Bankshares, Inc.	22,304	2,484,666
Northeast Bank	12,623	1,242,734
Northfield Bancorp, Inc.	72,534	970,505
Northrim BanCorp, Inc.	9,851	838,025
Northwest Bancshares, Inc.	226,490	3,324,873
Norwood Financial Corp.	172	5,315
Oak Valley Bancorp	539	16,795
OceanFirst Financial Corp.	103,263	2,135,479
OFG Bancorp	87,061	3,954,311
Old Second Bancorp, Inc.	79,741	1,483,183
Orange County Bancorp, Inc.	5,041	300,645
Origin Bancorp, Inc.	53,312	1,831,800
Orrstown Financial Services, Inc.	28,885	1,140,958
Pacific Premier Bancorp, Inc.	168,513	4,785,769
Park National Corp.	27,204	5,178,553
Parke Bancorp, Inc.	2,102	49,628
Pathward Financial, Inc.	47,656	3,997,385
PCB Bancorp	3,028	65,072
Peapack-Gladstone Financial Corp.	28,333	1,023,955
Penns Woods Bancorp, Inc.	3,927	126,764
Peoples Bancorp of North Carolina, Inc.	3,058	97,887
Peoples Bancorp, Inc.	61,289	2,150,018
Peoples Financial Services Corp.	9,030	498,366
Plumas Bancorp	132	6,613
Ponce Financial Group, Inc.(1)	11,990	155,031
Preferred Bank	21,553	2,033,094
Premier Financial Corp.	66,329	1,837,977
Primis Financial Corp.	33,735	421,688
Provident Bancorp, Inc.(1)	7,245	84,549
Provident Financial Services, Inc.	233,544	4,932,449
QCR Holdings, Inc.	31,157	2,869,871
RBB Bancorp	27,484	655,768
Red River Bancshares, Inc.	1,286	77,224
Renasant Corp.	106,013	3,988,209
Republic Bancorp, Inc., Class A	15,121	1,153,354
S&T Bancorp, Inc.	71,715	3,068,685
Sandy Spring Bancorp, Inc.	86,377	3,254,685
Seacoast Banking Corp. of Florida	148,749	4,456,520
Shore Bancshares, Inc.	56,537	930,034
Sierra Bancorp	19,746	621,407
Simmons First National Corp., Class A	208,485	5,099,543
SmartFinancial, Inc.	24,336	882,423
South Plains Financial, Inc.	20,428	794,445
Southern First Bancshares, Inc.(1)	7,236	323,377
Southern Missouri Bancorp, Inc.	18,114	1,189,184
Southern States Bancshares, Inc.	459	17,084
Southside Bancshares, Inc.	52,458	1,842,325
Stellar Bancorp, Inc.	81,934	2,540,773
Stock Yards Bancorp, Inc.	52,039	3,961,209

Third Coast Bancshares, Inc.(1)	12,787	453,939
Timberland Bancorp, Inc.	4,316	139,795
Tompkins Financial Corp.	20,990	1,601,747
Towne Bank	121,696	4,457,724
TriCo Bancshares	50,558	2,443,974
Triumph Financial, Inc.(1)	36,313	3,888,759
TrustCo Bank Corp.	34,060	1,268,394
Trustmark Corp.	103,121	4,033,062
Unity Bancorp, Inc.	5,946	269,948
Univest Financial Corp.	55,299	1,756,296
Veritex Holdings, Inc.	98,054	2,981,822
Virginia National Bankshares Corp.	550	22,451
WaFd, Inc.	150,074	5,489,707
Washington Trust Bancorp, Inc.	30,217	1,122,259
WesBanco, Inc.	102,740	3,630,832
West BanCorp, Inc.	3,223	76,933
Westamerica BanCorp	46,839	2,680,596
William Penn Bancorp	468	6,187
WSFS Financial Corp.	89,181	5,352,644
		312,418,956
Beverages — 0.2%
Duckhorn Portfolio, Inc.(1)	35,589	391,479
MGP Ingredients, Inc.	11,964	553,694
Vita Coco Co., Inc.(1)	70,116	2,491,923
		3,437,096
Biotechnology — 4.4%
2seventy bio, Inc.(1)(2)	86,001	343,144
4D Molecular Therapeutics, Inc.(1)	31,921	250,261
89bio, Inc.(1)	97,146	873,343
Absci Corp.(1)(2)	145,266	443,061
ACADIA Pharmaceuticals, Inc.(1)	14,762	240,916
ACELYRIN, Inc.(1)	65,536	298,189
Acrivon Therapeutics, Inc.(1)	17,010	128,936
Acumen Pharmaceuticals, Inc.(1)	54,210	123,057
Adverum Biotechnologies, Inc.(1)	14,194	94,248
Agios Pharmaceuticals, Inc.(1)	99,038	5,881,867
Akero Therapeutics, Inc.(1)	94,641	3,037,976
Aldeyra Therapeutics, Inc.(1)	89,004	436,120
Alector, Inc.(1)	46,183	119,614
Allogene Therapeutics, Inc.(1)(2)	208,348	516,703
Altimmune, Inc.(1)(2)	34,455	295,279
Anika Therapeutics, Inc.(1)	25,245	447,341
Annexon, Inc.(1)	156,481	843,433
Arcturus Therapeutics Holdings, Inc.(1)(2)	38,974	714,783
Arcus Biosciences, Inc.(1)	78,715	1,215,360
ARS Pharmaceuticals, Inc.(1)(2)	73,897	1,072,245
Assembly Biosciences, Inc.(1)	309	5,265
Astria Therapeutics, Inc.(1)	37,981	394,623
aTyr Pharma, Inc.(1)	79,260	279,788
Aura Biosciences, Inc.(1)	44,562	414,872
Aurinia Pharmaceuticals, Inc.(1)	122,433	1,084,756
Beam Therapeutics, Inc.(1)	119,719	3,276,709
BioAtla, Inc.(1)(2)	2,372	3,985
Biomea Fusion, Inc.(1)(2)	7,759	56,175
Black Diamond Therapeutics, Inc.(1)	122	323

C4 Therapeutics, Inc.(1)	119,090	541,859
Cardiff Oncology, Inc.(1)(2)	53,275	139,048
CareDx, Inc.(1)	1,790	43,927
Cargo Therapeutics, Inc.(1)(2)	27,030	491,405
Caribou Biosciences, Inc.(1)(2)	147,933	323,973
Catalyst Pharmaceuticals, Inc.(1)	134,858	2,976,316
Climb Bio, Inc.(1)	13,656	44,109
Corvus Pharmaceuticals, Inc.(1)	7,508	68,248
Cullinan Therapeutics, Inc.(1)	79,422	1,068,226
Design Therapeutics, Inc.(1)	37,412	224,472
DiaMedica Therapeutics, Inc.(1)	3,243	18,339
Dianthus Therapeutics, Inc.(1)	40,855	980,111
Disc Medicine, Inc.(1)	1,480	93,906
Dynavax Technologies Corp.(1)	205,947	2,648,478
Editas Medicine, Inc.(1)	141,073	316,003
Emergent BioSolutions, Inc.(1)(2)	109,645	1,109,607
Enanta Pharmaceuticals, Inc.(1)	33,642	289,321
Entrada Therapeutics, Inc.(1)	47,725	949,250
Erasca, Inc.(1)	332,288	950,344
Essa Pharma, Inc.(1)	46,511	83,255
Fate Therapeutics, Inc.(1)	177,154	561,578
Gyre Therapeutics, Inc.(1)	7,481	93,587
HilleVax, Inc.(1)	12,633	24,382
Inmune Bio, Inc.(1)	704	3,555
Inovio Pharmaceuticals, Inc.(1)	43,797	189,203
Inozyme Pharma, Inc.(1)	78,381	212,412
Instil Bio, Inc.(1)	2,276	61,247
Intellia Therapeutics, Inc.(1)	157,817	2,465,102
iTeos Therapeutics, Inc.(1)	59,389	507,776
Jasper Therapeutics, Inc.(1)	18,147	413,933
KalVista Pharmaceuticals, Inc.(1)	10,196	102,572
Kodiak Sciences, Inc.(1)	54,640	364,449
Korro Bio, Inc.(1)	2,156	112,241
Kura Oncology, Inc.(1)	44,715	493,654
Kyverna Therapeutics, Inc.(1)(2)	4,071	23,490
Larimar Therapeutics, Inc.(1)	50,070	316,943
Leap Therapeutics, Inc.(1)	13,750	40,975
LENZ Therapeutics, Inc.(2)	28,302	1,007,551
MacroGenics, Inc.(1)	6,466	23,213
MiMedx Group, Inc.(1)	168,201	1,555,859
Mineralys Therapeutics, Inc.(1)	31,174	398,092
Monte Rosa Therapeutics, Inc.(1)(2)	67,002	694,141
Nkarta, Inc.(1)	81,676	234,410
Olema Pharmaceuticals, Inc.(1)	3,420	34,610
OnKure Therapeutics, Inc., Class A(1)	3,027	46,676
Organogenesis Holdings, Inc.(1)	84,626	327,503
ORIC Pharmaceuticals, Inc.(1)	96,222	952,598
PDS Biotechnology Corp.(1)	306	670
PepGen, Inc.(1)(2)	22,631	114,287
Perspective Therapeutics, Inc.(1)	2,524	10,979
Praxis Precision Medicines, Inc.(1)	13,714	1,099,451
Prime Medicine, Inc.(1)(2)	11,426	37,592
Protagonist Therapeutics, Inc.(1)	75,748	3,317,762
Prothena Corp. PLC(1)	27,384	443,895
Puma Biotechnology, Inc.(1)	74,221	251,609

Pyxis Oncology, Inc.(1)(2)	79,581	159,958
REGENXBIO, Inc.(1)	76,673	760,596
Relay Therapeutics, Inc.(1)	240,897	1,132,216
Repare Therapeutics, Inc.(1)	28,484	93,427
Replimune Group, Inc.(1)	93,095	1,310,778
Rezolute, Inc.(1)	62,064	312,803
Sage Therapeutics, Inc.(1)	89,763	491,004
Sagimet Biosciences, Inc., Class A(1)(2)	16,551	94,175
Sangamo Therapeutics, Inc.(1)(2)	63,334	143,135
Savara, Inc.(1)	230	773
Sera Prognostics, Inc., Class A(1)(2)	13,341	89,918
Solid Biosciences, Inc.(1)	45,544	259,601
Sutro Biopharma, Inc.(1)	79,290	210,118
Tango Therapeutics, Inc.(1)	96,910	381,825
Tectonic Therapeutic, Inc.(1)	1,098	54,658
Tenaya Therapeutics, Inc.(1)(2)	117,373	419,022
Tourmaline Bio, Inc.(1)	18,140	472,366
TScan Therapeutics, Inc.(1)	3,363	16,041
Tyra Biosciences, Inc.(1)	30,373	476,249
uniQure NV(1)(2)	32,111	191,703
Vanda Pharmaceuticals, Inc.(1)	106,495	548,449
Verve Therapeutics, Inc.(1)	116,895	655,781
Vigil Neuroscience, Inc.(1)(2)	19,970	49,326
Vir Biotechnology, Inc.(1)	181,116	1,441,683
Viridian Therapeutics, Inc.(1)	103,563	2,231,783
Vistagen Therapeutics, Inc.(1)	30,002	85,206
Voyager Therapeutics, Inc.(1)	93,988	644,758
Werewolf Therapeutics, Inc.(1)	41,305	82,610
XBiotech, Inc.(1)(2)	13,228	100,665
Xencor, Inc.(1)	93,405	2,391,168
Zentalis Pharmaceuticals, Inc.(1)(2)	28,655	103,445
Zura Bio Ltd.(1)	4,311	13,149
Zymeworks, Inc.(1)	1,778	25,052
		68,234,007
Broadline Retail — 0.2%
1stdibs.com, Inc.(1)	13,074	50,858
ContextLogic, Inc., Class A(1)(2)	40,377	288,695
Groupon, Inc.(1)(2)	21,066	197,599
Kohl's Corp.	188,406	2,820,438
Savers Value Village, Inc.(1)(2)	15,006	140,306
		3,497,896
Building Products — 2.0%
American Woodmark Corp.(1)	27,119	2,461,863
Apogee Enterprises, Inc.	36,809	3,099,686
AZZ, Inc.	52,157	4,857,903
Gibraltar Industries, Inc.(1)	53,155	3,850,548
Hayward Holdings, Inc.(1)	136,848	2,211,464
Insteel Industries, Inc.	33,523	988,258
Janus International Group, Inc.(1)	242,330	1,812,628
JELD-WEN Holding, Inc.(1)	141,182	1,537,472
Masterbrand, Inc.(1)	223,744	3,870,771
Quanex Building Products Corp.	67,567	2,010,794
Resideo Technologies, Inc.(1)	193,866	5,269,278
		31,970,665

Capital Markets — 1.4%
Diamond Hill Investment Group, Inc.	4,800	793,680
DigitalBridge Group, Inc.	132,351	1,733,798
Donnelley Financial Solutions, Inc.(1)	46,397	2,795,419
Federated Hermes, Inc.	65,030	2,780,033
Open Lending Corp., Class A(1)	140,827	898,476
Oppenheimer Holdings, Inc., Class A	17,081	1,054,069
StoneX Group, Inc.(1)	49,776	5,164,758
Virtus Investment Partners, Inc.	11,921	2,944,129
WisdomTree, Inc.	255,296	3,050,787
		21,215,149
Chemicals — 2.4%
AdvanSix, Inc.	47,365	1,537,941
American Vanguard Corp.	46,192	277,614
Arq, Inc.(1)	35,830	276,249
Chemours Co.	12,582	273,533
Core Molding Technologies, Inc.(1)	12,755	210,968
Ecovyst, Inc.(1)	184,386	1,465,869
Hawkins, Inc.	38,849	5,225,579
Ingevity Corp.(1)	62,600	3,040,482
Innospec, Inc.	23,946	2,840,235
Intrepid Potash, Inc.(1)	20,219	548,137
Koppers Holdings, Inc.	35,882	1,380,022
Kronos Worldwide, Inc.	41,173	465,667
LSB Industries, Inc.(1)	93,076	821,861
Mativ Holdings, Inc.	97,013	1,275,721
Minerals Technologies, Inc.	58,796	4,795,990
Northern Technologies International Corp.	6,606	91,955
Orion SA	95,976	1,767,878
PureCycle Technologies, Inc.(1)(2)	247,503	3,290,552
Quaker Chemical Corp.	6,071	957,397
Rayonier Advanced Materials, Inc.(1)	132,790	1,169,880
Stepan Co.	39,461	3,034,551
Tronox Holdings PLC, Class A	210,103	2,542,246
Valhi, Inc.	1,239	31,718
		37,322,045
Commercial Services and Supplies — 2.1%
ACCO Brands Corp.	167,461	974,623
Acme United Corp.	4,263	189,746
Aris Water Solutions, Inc., Class A	56,442	1,518,290
BrightView Holdings, Inc.(1)	102,170	1,747,107
CECO Environmental Corp.(1)	51,232	1,641,986
Civeo Corp.	22,740	531,661
Deluxe Corp.	76,821	1,779,943
Driven Brands Holdings, Inc.(1)	82,067	1,382,829
Ennis, Inc.	46,087	983,036
Healthcare Services Group, Inc.(1)	129,257	1,595,031
HNI Corp.	80,996	4,588,423
Interface, Inc.	97,319	2,583,819
Liquidity Services, Inc.(1)	40,387	1,032,696
Matthews International Corp., Class A	50,876	1,534,420
MillerKnoll, Inc.	125,068	3,144,209
Perma-Fix Environmental Services, Inc.(1)	553	7,897
Quad/Graphics, Inc.	45,004	324,929
Steelcase, Inc., Class A	161,212	2,171,526

Team, Inc.(1)	591	9,976
Vestis Corp.	220,332	3,542,939
Viad Corp.(1)	36,054	1,612,335
Virco Mfg. Corp.	26,987	443,126
		33,340,547
Communications Equipment — 1.0%
ADTRAN Holdings, Inc.(1)	118,714	1,009,069
Applied Optoelectronics, Inc.(1)(2)	66,331	2,734,164
Aviat Networks, Inc.(1)	20,037	317,186
BK Technologies Corp.(1)	1,166	38,688
Calix, Inc.(1)	84,862	2,760,561
Clearfield, Inc.(1)	22,174	678,524
Comtech Telecommunications Corp.(1)	35,568	120,576
Digi International, Inc.(1)	1,821	60,494
Extreme Networks, Inc.(1)	87,605	1,454,243
Infinera Corp.(1)	46,265	305,812
KVH Industries, Inc.(1)	4,873	26,850
Lantronix, Inc.(1)	40,760	122,280
NETGEAR, Inc.(1)	51,142	1,258,093
Ribbon Communications, Inc.(1)	91,307	357,010
Viasat, Inc.(1)	147,149	1,372,900
Viavi Solutions, Inc.(1)	329,194	3,272,188
		15,888,638
Construction and Engineering — 2.0%
Ameresco, Inc., Class A(1)	58,101	1,636,705
Argan, Inc.	26,987	4,208,353
Centuri Holdings, Inc.(1)	13,545	268,326
Concrete Pumping Holdings, Inc.(1)	24,371	168,647
Granite Construction, Inc.	48,748	4,844,089
Great Lakes Dredge & Dock Corp.(1)	121,820	1,538,587
Limbach Holdings, Inc.(1)	20,010	1,990,795
Matrix Service Co.(1)	46,648	618,552
MYR Group, Inc.(1)	25,884	4,087,084
Northwest Pipe Co.(1)	18,084	1,013,879
Orion Group Holdings, Inc.(1)	61,955	540,248
Primoris Services Corp.	86,125	7,209,524
Tutor Perini Corp.(1)	93,056	2,529,262
		30,654,051
Construction Materials — 0.2%
Smith-Midland Corp.(1)(2)	1,053	51,702
U.S. Lime & Minerals, Inc.	19,908	3,045,924
		3,097,626
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	1,561	90,944
Bread Financial Holdings, Inc.	98,414	5,789,696
Consumer Portfolio Services, Inc.(1)	2,295	23,776
Dave, Inc.(1)	10,559	1,041,962
Encore Capital Group, Inc.(1)	35,287	1,735,591
Enova International, Inc.(1)	44,300	4,674,093
EZCORP, Inc., Class A(1)	91,703	1,173,798
Green Dot Corp., Class A(1)	93,038	955,500
LendingClub Corp.(1)	210,928	3,509,842
LendingTree, Inc.(1)	21,115	933,494
Medallion Financial Corp.	20,486	192,978
Moneylion, Inc.(1)	10,608	972,754

Navient Corp.	137,502	2,142,281
NerdWallet, Inc., Class A(1)	14,937	209,118
Oportun Financial Corp.(1)	30,917	123,050
OppFi, Inc.	31,382	256,077
PRA Group, Inc.(1)	68,758	1,457,670
PROG Holdings, Inc.	79,820	3,884,041
Regional Management Corp.	11,013	336,227
World Acceptance Corp.(1)	5,340	645,713
		30,148,605
Consumer Staples Distribution & Retail — 1.3%
Andersons, Inc.	60,552	2,890,753
Chefs' Warehouse, Inc.(1)	52,629	2,353,043
Grocery Outlet Holding Corp.(1)	87,211	1,831,431
HF Foods Group, Inc.(1)	5,762	21,752
Ingles Markets, Inc., Class A	26,510	1,959,089
Natural Grocers by Vitamin Cottage, Inc.	24,900	1,171,545
PriceSmart, Inc.	45,618	4,093,759
SpartanNash Co.	61,934	1,175,507
Sprouts Farmers Market, Inc.(1)	152	23,481
United Natural Foods, Inc.(1)	113,210	2,811,004
Village Super Market, Inc., Class A	14,813	479,497
Weis Markets, Inc.	29,762	2,167,566
		20,978,427
Containers and Packaging — 0.5%
Ardagh Metal Packaging SA	134,203	493,867
Greif, Inc., Class A	30	2,131
Greif, Inc., Class B	50	3,787
Myers Industries, Inc.	64,301	745,891
O-I Glass, Inc.(1)	248,415	3,130,029
Pactiv Evergreen, Inc.	70,304	954,025
Ranpak Holdings Corp.(1)	73,440	572,098
TriMas Corp.	65,438	1,728,872
		7,630,700
Distributors — 0.1%
A-Mark Precious Metals, Inc.	31,223	946,057
Weyco Group, Inc.	510	18,212
		964,269
Diversified Consumer Services — 1.7%
Adtalem Global Education, Inc.(1)	67,889	6,205,734
American Public Education, Inc.(1)	32,641	673,057
Carriage Services, Inc.	23,706	961,278
Chegg, Inc.(1)	133,392	281,457
Coursera, Inc.(1)	29,141	231,671
European Wax Center, Inc., Class A(1)(2)	50,163	301,480
Laureate Education, Inc., Class A(1)	239,517	4,550,823
Lincoln Educational Services Corp.(1)	38,821	637,829
Mister Car Wash, Inc.(1)	155,667	1,245,336
OneSpaWorld Holdings Ltd.	124,776	2,369,496
Perdoceo Education Corp.	116,308	3,192,655
Strategic Education, Inc.	32,938	3,254,604
Universal Technical Institute, Inc.(1)	80,407	2,080,129
		25,985,549
Diversified Telecommunication Services — 0.4%
ATN International, Inc.	19,198	379,737
Consolidated Communications Holdings, Inc.(1)	133,584	623,837

IDT Corp., Class B	24,780	1,279,639
Liberty Latin America Ltd., Class A(1)	57,657	401,293
Liberty Latin America Ltd., Class C(1)	234,620	1,621,224
Shenandoah Telecommunications Co.	93,240	1,242,889
		5,548,619
Electric Utilities — 0.2%
Genie Energy Ltd., Class B	31,106	474,678
Hawaiian Electric Industries, Inc.(1)	201,920	2,097,949
MGE Energy, Inc.	7,316	762,912
		3,335,539
Electrical Equipment — 0.8%
Allient, Inc.	20,581	534,489
Amprius Technologies, Inc.(1)	11,596	24,815
Array Technologies, Inc.(1)	234,831	1,575,716
Atkore, Inc.	170	16,033
Beam Global(1)(2)	5,360	20,743
Blink Charging Co.(1)(2)	130,403	207,341
Energy Vault Holdings, Inc.(1)	3,953	8,143
Espey Mfg. & Electronics Corp.	243	7,334
Freyr Battery, Inc.(1)	3,677	7,611
GrafTech International Ltd.(1)	48,960	95,962
LSI Industries, Inc.	44,413	907,802
Plug Power, Inc.(1)(2)	771,994	1,729,267
Powell Industries, Inc.	17,561	4,695,460
Preformed Line Products Co.	3,240	440,705
Shoals Technologies Group, Inc., Class A(1)	25,411	132,645
Sunrun, Inc.(1)	68,249	786,911
Thermon Group Holdings, Inc.(1)	47,336	1,493,924
Ultralife Corp.(1)	14,054	107,794
		12,792,695
Electronic Equipment, Instruments and Components — 2.6%
908 Devices, Inc.(1)	41,417	113,483
Aeva Technologies, Inc.(1)	22,894	105,312
Bel Fuse, Inc., Class A	2,225	215,068
Bel Fuse, Inc., Class B	19,680	1,577,942
Benchmark Electronics, Inc.	70,277	3,407,732
Climb Global Solutions, Inc.	3,624	487,827
Coda Octopus Group, Inc.(1)(2)	36	341
CTS Corp.	53,510	2,938,234
Daktronics, Inc.(1)	79,513	1,224,500
ePlus, Inc.(1)	48,747	3,941,682
Evolv Technologies Holdings, Inc.(1)(2)	80,023	324,093
FARO Technologies, Inc.(1)	27,001	708,776
Frequency Electronics, Inc.	3,326	46,597
Kimball Electronics, Inc.(1)	43,775	858,428
Knowles Corp.(1)	114,512	2,228,404
Luna Innovations, Inc.(1)(2)	2,570	4,523
Methode Electronics, Inc.	57,189	624,504
M-Tron Industries, Inc.(1)	3,469	227,428
Napco Security Technologies, Inc.	66,450	2,606,833
nLight, Inc.(1)	79,593	864,380
Ouster, Inc.(1)	34,437	340,238
PC Connection, Inc.	21,441	1,556,188
Plexus Corp.(1)	27,725	4,557,990
Richardson Electronics Ltd.	20,886	294,075

Rogers Corp.(1)	30,102	3,117,965
ScanSource, Inc.(1)	38,528	1,942,196
SmartRent, Inc.(1)	252,292	446,557
TTM Technologies, Inc.(1)	171,039	4,169,931
Vishay Intertechnology, Inc.	102,128	1,950,645
Vishay Precision Group, Inc.(1)	20,406	468,726
		41,350,598
Energy Equipment and Services — 2.3%
Atlas Energy Solutions, Inc.(2)	78,396	1,847,794
Bristow Group, Inc.(1)	47,241	1,805,551
Core Laboratories, Inc.	83,327	1,695,704
DMC Global, Inc.(1)	34,021	273,869
Energy Services of America Corp.	19,125	307,721
Expro Group Holdings NV(1)	172,744	2,399,414
Forum Energy Technologies, Inc.(1)	10,898	166,195
Geospace Technologies Corp.(1)	18,501	198,701
Gulf Island Fabrication, Inc.(1)	6,165	42,600
Helix Energy Solutions Group, Inc.(1)	260,444	2,784,146
Helmerich & Payne, Inc.	774	26,804
Innovex International, Inc.(1)	62,234	1,012,547
KLX Energy Services Holdings, Inc.(1)(2)	21,902	132,069
Kodiak Gas Services, Inc.	50,296	2,033,970
Liberty Energy, Inc., Class A	77,645	1,428,668
Mammoth Energy Services, Inc.(1)	3,873	13,478
Nabors Industries Ltd.(1)	16,638	1,221,728
Natural Gas Services Group, Inc.(1)	19,027	528,190
Newpark Resources, Inc.(1)	149,163	1,247,003
Noble Corp. PLC	31,163	1,043,026
Oceaneering International, Inc.(1)	181,962	5,455,221
Oil States International, Inc.(1)	108,786	598,323
Patterson-UTI Energy, Inc.	10,927	91,787
ProFrac Holding Corp., Class A(1)(2)	34,052	308,852
ProPetro Holding Corp.(1)	166,328	1,397,155
Ranger Energy Services, Inc.	23,726	391,479
RPC, Inc.	176,432	1,136,222
SEACOR Marine Holdings, Inc.(1)	44,927	308,648
Seadrill Ltd.(1)	22,220	903,021
Select Water Solutions, Inc., Class A	172,548	2,548,534
Smart Sand, Inc.	4,554	10,884
Solaris Energy Infrastructure, Inc., Class A	55,965	1,379,537
TETRA Technologies, Inc.(1)	215,484	829,613
Tidewater, Inc.(1)	518	26,791
		35,595,245
Entertainment — 0.7%
Cinemark Holdings, Inc.(1)	125,096	4,318,314
Eventbrite, Inc., Class A(1)	2,550	8,976
IMAX Corp.(1)	79,548	2,093,703
Lions Gate Entertainment Corp., Class A(1)(2)	34,435	283,744
Lions Gate Entertainment Corp., Class B(1)	73,151	539,123
Marcus Corp.	41,686	943,771
Playstudios, Inc.(1)	95,796	183,928
Skillz, Inc.(1)(2)	7,744	44,141
Sphere Entertainment Co.(1)(2)	49,436	2,034,292
Vivid Seats, Inc., Class A(1)(2)	95,267	341,056
		10,791,048

Financial Services — 2.1%
Acacia Research Corp.(1)	66,218	301,292
Alerus Financial Corp.	29,355	646,984
AvidXchange Holdings, Inc.(1)	14,745	168,683
Cannae Holdings, Inc.	103,210	2,239,657
Cass Information Systems, Inc.	23,557	1,057,003
EVERTEC, Inc.	111,517	4,014,612
Federal Agricultural Mortgage Corp., Class C	15,419	3,291,494
I3 Verticals, Inc., Class A(1)	23,915	593,092
International Money Express, Inc.(1)	51,422	1,083,462
loanDepot, Inc., Class A(1)	112,178	252,400
Marqeta, Inc., Class A(1)	520,475	2,019,443
Merchants Bancorp	34,653	1,430,476
NCR Atleos Corp.(1)	113,767	3,732,695
NewtekOne, Inc.	41,844	606,738
NMI Holdings, Inc., Class A(1)	101,972	4,077,860
Onity Group, Inc.(1)	3,856	119,035
Payoneer Global, Inc.(1)	466,199	5,086,231
Paysafe Ltd.(1)	60,381	1,200,374
Paysign, Inc.(1)	10,166	34,463
Repay Holdings Corp.(1)	50,551	408,452
Velocity Financial, Inc.(1)	5,689	116,397
Waterstone Financial, Inc.	16,936	255,564
		32,736,407
Food Products — 1.3%
Alico, Inc.	2,374	63,623
B&G Foods, Inc.	139,754	933,557
BRC, Inc., Class A(1)(2)	92,093	289,172
Calavo Growers, Inc.	30,034	832,242
Dole PLC	136,118	2,051,298
Fresh Del Monte Produce, Inc.	68,619	2,315,891
Hain Celestial Group, Inc.(1)	79,184	654,852
John B Sanfilippo & Son, Inc.	13,452	1,161,580
Lifeway Foods, Inc.(1)	7,641	186,822
Limoneira Co.	28,646	796,359
Mama's Creations, Inc.(1)	66,346	648,200
Mission Produce, Inc.(1)	77,080	1,025,164
Seaboard Corp.	148	386,869
Seneca Foods Corp., Class A(1)	8,517	614,076
Tootsie Roll Industries, Inc.	10,625	351,688
TreeHouse Foods, Inc.(1)	59,784	2,052,983
Utz Brands, Inc.	84,175	1,465,487
Vital Farms, Inc.(1)	52,434	1,740,809
Westrock Coffee Co.(1)(2)	49,850	400,295
WK Kellogg Co.	109,629	2,280,283
		20,251,250
Gas Utilities — 0.5%
Chesapeake Utilities Corp.	36,936	4,866,318
Northwest Natural Holding Co.	68,196	2,988,348
RGC Resources, Inc.	191	3,973
Star Group LP	11,992	151,819
		8,010,458
Ground Transportation — 0.8%
ArcBest Corp.	25,524	2,942,407
Covenant Logistics Group, Inc.	13,866	805,337

Heartland Express, Inc.	80,316	1,025,635
Hertz Global Holdings, Inc.(1)(2)	29,497	145,125
Marten Transport Ltd.	104,580	1,817,600
PAMT Corp.(1)	1,650	31,301
Universal Logistics Holdings, Inc.	12,989	676,857
Werner Enterprises, Inc.	109,682	4,483,800
		11,928,062
Health Care Equipment and Supplies — 2.0%
AngioDynamics, Inc.(1)	60,487	419,175
Artivion, Inc.(1)	56,543	1,669,149
Avanos Medical, Inc.(1)	80,959	1,551,175
Bioventus, Inc., Class A(1)	61,853	760,173
Butterfly Network, Inc.(1)	63,766	209,790
CONMED Corp.	49,091	3,634,698
CVRx, Inc.(1)	358	5,485
Electromed, Inc.(1)	3,349	103,082
Inogen, Inc.(1)	45,065	437,581
Integra LifeSciences Holdings Corp.(1)	47,041	1,156,268
iRadimed Corp.	13,604	733,664
Kewaunee Scientific Corp.(1)	2,526	105,410
LivaNova PLC(1)	93,827	4,925,918
Merit Medical Systems, Inc.(1)	4	416
Nevro Corp.(1)	33,093	152,228
Omnicell, Inc.(1)	54,926	2,559,002
OraSure Technologies, Inc.(1)	133,874	508,721
Orchestra BioMed Holdings, Inc.(1)(2)	4,097	23,066
Orthofix Medical, Inc.(1)	62,830	1,227,070
OrthoPediatrics Corp.(1)	25,147	653,319
Pro-Dex, Inc.(1)(2)	845	43,095
Pulmonx Corp.(1)(2)	31,465	202,949
QuidelOrtho Corp.(1)	44,860	1,839,260
Sensus Healthcare, Inc.(1)	18,606	158,337
Sight Sciences, Inc.(1)	47,099	187,925
Surmodics, Inc.(1)	87	3,432
Tactile Systems Technology, Inc.(1)	36,641	715,965
Treace Medical Concepts, Inc.(1)(2)	2,010	17,125
UFP Technologies, Inc.(1)	14,210	4,588,693
Utah Medical Products, Inc.	5,792	377,928
Varex Imaging Corp.(1)	37,258	621,464
Zimvie, Inc.(1)	49,345	728,332
Zynex, Inc.(1)(2)	30,007	249,658
		30,569,553
Health Care Providers and Services — 2.3%
Accolade, Inc.(1)	3,879	14,973
AdaptHealth Corp.(1)	155,809	1,562,764
Addus HomeCare Corp.(1)	30,921	3,798,336
AirSculpt Technologies, Inc.(1)(2)	5,696	38,904
AMN Healthcare Services, Inc.(1)	53,425	1,390,653
Astrana Health, Inc.(1)	50,428	2,181,011
BrightSpring Health Services, Inc.(1)(2)	89,529	1,727,910
Brookdale Senior Living, Inc.(1)	359,466	2,041,767
Castle Biosciences, Inc.(1)	49,545	1,500,222
Clover Health Investments Corp.(1)	674,679	2,347,883
Concentra Group Holdings Parent, Inc.	6,192	135,109
Cross Country Healthcare, Inc.(1)	59,851	643,997

DocGo, Inc.(1)	103,799	449,450
Enhabit, Inc.(1)	2,830	21,876
Fulgent Genetics, Inc.(1)	34,956	639,695
InfuSystem Holdings, Inc.(1)	2,194	19,526
Joint Corp.(1)	16,083	187,206
ModivCare, Inc.(1)	19,695	370,069
National HealthCare Corp.	26,272	3,289,254
National Research Corp.	33,484	658,295
Nutex Health, Inc.(1)	2,511	93,409
Owens & Minor, Inc.(1)	134,108	1,806,435
Patterson Cos., Inc.	135,506	2,912,024
Pediatrix Medical Group, Inc.(1)	146,896	2,197,564
Premier, Inc., Class A	185,590	4,250,011
Progyny, Inc.(1)	17,572	273,596
Talkspace, Inc.(1)	120,528	412,206
U.S. Physical Therapy, Inc.	7,438	734,577
		35,698,722
Health Care Technology — 0.3%
Health Catalyst, Inc.(1)	85,017	750,700
HealthStream, Inc.	41,872	1,385,963
OptimizeRx Corp.(1)	14,396	78,458
Schrodinger, Inc.(1)	8,559	193,177
Teladoc Health, Inc.(1)	140,931	1,688,354
TruBridge, Inc.(1)	5,359	96,194
		4,192,846
Hotels, Restaurants and Leisure — 1.9%
Accel Entertainment, Inc.(1)	98,149	1,134,602
Biglari Holdings, Inc., Class B(1)	17	3,577
BJ's Restaurants, Inc.(1)	41,368	1,590,186
Bloomin' Brands, Inc.	148,572	2,071,094
Century Casinos, Inc.(1)	4,013	17,657
Cheesecake Factory, Inc.	79,701	4,036,059
Cracker Barrel Old Country Store, Inc.(2)	39,899	2,216,788
Dave & Buster's Entertainment, Inc.(1)	57,567	2,263,534
El Pollo Loco Holdings, Inc.(1)	45,699	581,291
Everi Holdings, Inc.(1)	114,500	1,542,315
First Watch Restaurant Group, Inc.(1)	4,405	84,091
Full House Resorts, Inc.(1)	13,426	63,371
Golden Entertainment, Inc.	37,687	1,271,559
Krispy Kreme, Inc.	68,036	749,757
Life Time Group Holdings, Inc.(1)	13,676	331,917
Marriott Vacations Worldwide Corp.	16,709	1,658,368
Monarch Casino & Resort, Inc.	23,468	1,971,547
ONE Group Hospitality, Inc.(1)	19,402	68,489
Playa Hotels & Resorts NV(1)	175,113	1,714,356
PlayAGS, Inc.(1)	50,977	592,353
Potbelly Corp.(1)	47,247	491,369
RCI Hospitality Holdings, Inc.	14,348	752,696
Rush Street Interactive, Inc.(1)	114,990	1,658,156
Super Group SGHC Ltd.	293,793	1,953,724
Target Hospitality Corp.(1)	55,581	459,655
		29,278,511
Household Durables — 1.8%
Bassett Furniture Industries, Inc.(2)	870	13,250
Beazer Homes USA, Inc.(1)	52,538	1,836,203

Century Communities, Inc.	40,390	3,649,640
Champion Homes, Inc.(1)	2	208
Cricut, Inc., Class A	80,155	416,004
Ethan Allen Interiors, Inc.	42,480	1,305,410
Flexsteel Industries, Inc.	6,551	386,706
Green Brick Partners, Inc.(1)	9,712	694,020
Hamilton Beach Brands Holding Co., Class A	12,131	234,978
Helen of Troy Ltd.(1)	37,897	2,778,987
Hooker Furnishings Corp.	12,370	231,690
Hovnanian Enterprises, Inc., Class A(1)	8,984	1,766,344
Koss Corp.(1)(2)	5,108	36,982
Landsea Homes Corp.(1)	33,168	379,110
La-Z-Boy, Inc.	75,813	3,432,055
Legacy Housing Corp.(1)(2)	19,146	501,051
Leggett & Platt, Inc.	103,109	1,298,142
LGI Homes, Inc.(1)	33,446	3,662,003
Lifetime Brands, Inc.	16,003	94,258
Lovesac Co.(1)	25,828	974,232
Sonos, Inc.(1)	211,446	2,877,780
Traeger, Inc.(1)	51,440	165,122
Universal Electronics, Inc.(1)	12,135	140,523
VOXX International Corp.(1)(2)	3,964	30,959
Worthington Enterprises, Inc.	38,608	1,579,839
		28,485,496
Household Products — 0.9%
Central Garden & Pet Co.(1)(2)	12,092	480,657
Central Garden & Pet Co., Class A(1)	94,472	3,192,209
Energizer Holdings, Inc.	126,212	4,809,939
Oil-Dri Corp. of America	8,906	615,583
Spectrum Brands Holdings, Inc.	49,303	4,533,411
		13,631,799
Independent Power and Renewable Electricity Producers — 0.3%
Altus Power, Inc.(1)(2)	92,825	401,004
Montauk Renewables, Inc.(1)(2)	95,124	420,448
NextEra Energy Partners LP	123,425	2,156,235
Sunnova Energy International, Inc.(1)(2)	223,672	1,239,143
		4,216,830
Insurance — 3.3%
Ambac Financial Group, Inc.(1)	82,647	1,061,187
American Coastal Insurance Corp., Class C(1)	39,711	545,232
AMERISAFE, Inc.	33,421	1,972,507
Brighthouse Financial, Inc.(1)	82,594	4,317,188
Crawford & Co., Class A	110	1,304
Crawford & Co., Class B	45	502
Donegal Group, Inc., Class A	22,236	370,007
eHealth, Inc.(1)	43,861	247,815
Employers Holdings, Inc.	44,859	2,393,676
Fidelis Insurance Holdings Ltd.	108,849	2,234,670
Genworth Financial, Inc., Class A(1)	567,965	4,430,127
GoHealth, Inc., Class A(1)	1,871	23,968
Goosehead Insurance, Inc., Class A(1)	29,809	3,759,511
Greenlight Capital Re Ltd., A Shares(1)	43,324	646,827
HCI Group, Inc.	14,934	1,820,007
Heritage Insurance Holdings, Inc.(1)	45,365	563,887
Hippo Holdings, Inc.(1)(2)	31,555	1,042,577

Horace Mann Educators Corp.	73,130	3,061,953
Investors Title Co.	2,001	573,307
James River Group Holdings Ltd.	60,879	285,523
Kingstone Cos., Inc.(1)	10,186	170,615
Lemonade, Inc.(1)(2)	90,409	4,684,090
Palomar Holdings, Inc.(1)	43,452	4,705,852
ProAssurance Corp.(1)	91,311	1,526,720
Safety Insurance Group, Inc.	25,347	2,175,786
Selectquote, Inc.(1)	232,630	695,564
SiriusPoint Ltd.(1)	178,507	2,752,578
Skyward Specialty Insurance Group, Inc.(1)	62,203	3,365,804
Tiptree, Inc.	778	17,731
Trupanion, Inc.(1)	10,444	556,770
United Fire Group, Inc.	31,640	968,184
Universal Insurance Holdings, Inc.	48,300	1,093,029
		52,064,498
Interactive Media and Services — 1.4%
BuzzFeed, Inc.(1)	2,477	11,023
Cargurus, Inc.(1)	137,529	5,201,347
Cars.com, Inc.(1)	114,245	2,270,048
DHI Group, Inc.(1)	7,151	12,729
EverQuote, Inc., Class A(1)	1,468	28,171
Getty Images Holdings, Inc.(1)(2)	101,256	295,667
Nextdoor Holdings, Inc.(1)	292,091	709,781
Outbrain, Inc.(1)	3,170	17,213
Shutterstock, Inc.	41,253	1,306,895
Taboola.com Ltd.(1)	190,250	677,290
Travelzoo(1)	13,286	265,189
TripAdvisor, Inc.(1)	152,592	2,186,643
TrueCar, Inc.(1)	126,404	538,481
Webtoon Entertainment, Inc.(1)	6,442	79,108
Yelp, Inc.(1)	100,236	3,831,020
Ziff Davis, Inc.(1)	54,716	3,220,037
ZipRecruiter, Inc., Class A(1)	81,368	720,920
		21,371,562
IT Services — 0.2%
Applied Digital Corp.(1)	68,334	690,173
CSP, Inc.	6,857	111,426
Fastly, Inc., Class A(1)	13,324	112,988
Grid Dynamics Holdings, Inc.(1)	14,900	272,670
Hackett Group, Inc.	43,690	1,369,245
		2,556,502
Leisure Products — 0.6%
American Outdoor Brands, Inc.(1)	1,238	12,145
Clarus Corp.	52,749	239,480
Escalade, Inc.	815	12,225
Funko, Inc., Class A(1)	60,351	709,124
JAKKS Pacific, Inc.(1)	15,127	440,650
Johnson Outdoors, Inc., Class A	7,976	268,472
Latham Group, Inc.(1)	65,954	437,275
Malibu Boats, Inc., Class A(1)	35,893	1,555,962
Marine Products Corp.	6,827	67,519
MasterCraft Boat Holdings, Inc.(1)(2)	29,250	620,100
Revelyst, Inc.(1)	100,396	1,897,484
Smith & Wesson Brands, Inc.	80,746	1,096,531

Sturm Ruger & Co., Inc.	29,782	1,134,396
Topgolf Callaway Brands Corp.(1)	153,279	1,290,609
		9,781,972
Life Sciences Tools and Services — 0.6%
AbCellera Biologics, Inc.(1)(2)	43,041	129,553
Alpha Teknova, Inc.(1)	7,340	54,830
Azenta, Inc.(1)	73,378	3,390,797
Codexis, Inc.(1)	104,917	480,520
CryoPort, Inc.(1)	42,994	304,398
Cytek Biosciences, Inc.(1)	185,100	1,208,703
Lifecore Biomedical, Inc.(1)(2)	7,433	55,079
MaxCyte, Inc.(1)(2)	155,887	553,399
Mesa Laboratories, Inc.	6,403	750,047
Nautilus Biotechnology, Inc.(1)	1,246	2,791
OmniAb, Inc.(1)	141,682	553,977
OmniAb, Inc.(1)	309	63
OmniAb, Inc.(1)	309	41
Pacific Biosciences of California, Inc.(1)(2)	18,355	35,058
Personalis, Inc.(1)	46,590	184,962
Quanterix Corp.(1)	61,514	758,468
Seer, Inc.(1)	62,825	155,178
Standard BioTools, Inc.(1)	179,556	330,383
		8,948,247
Machinery — 4.4%
3D Systems Corp.(1)	202,651	601,873
Alamo Group, Inc.	9,564	1,912,322
Albany International Corp., Class A	28,852	2,391,831
Astec Industries, Inc.	40,104	1,548,415
Atmus Filtration Technologies, Inc.	132,127	5,719,778
Blue Bird Corp.(1)	63,371	2,576,031
Commercial Vehicle Group, Inc.(1)	47,797	115,191
Douglas Dynamics, Inc.	37,012	958,241
Eastern Co.	5,199	149,315
Enerpac Tool Group Corp.	96,224	4,643,770
Gencor Industries, Inc.(1)	8,130	180,405
Gorman-Rupp Co.	36,649	1,561,247
Graham Corp.(1)	14,172	635,189
Greenbrier Cos., Inc.	52,160	3,546,880
Helios Technologies, Inc.	50,365	2,635,097
Hillenbrand, Inc.	55,500	1,888,665
Hillman Solutions Corp.(1)	340,166	3,877,892
Hurco Cos., Inc.	2,194	51,164
Hyliion Holdings Corp.(1)(2)	166,274	613,551
Hyster-Yale, Inc.	18,273	1,027,674
Kennametal, Inc.	131,944	3,786,793
L.B. Foster Co., Class A(1)	15,862	455,715
Lindsay Corp.	19,362	2,570,693
Luxfer Holdings PLC	43,148	619,605
Manitex International, Inc.(1)	613	3,513
Manitowoc Co., Inc.(1)	61,207	650,630
Markforged Holding Corp.(1)(2)	142	567
Mayville Engineering Co., Inc.(1)	19,962	336,360
Miller Industries, Inc.	21,162	1,557,946
Nikola Corp.(1)(2)	4,899	9,847
NN, Inc.(1)	57,390	228,986

Omega Flex, Inc.	6,457	319,105
Park-Ohio Holdings Corp.	14,227	457,683
Proto Labs, Inc.(1)	44,716	1,841,852
REV Group, Inc.	94,477	2,930,677
Shyft Group, Inc.	47,782	673,726
Standex International Corp.	20,734	4,310,391
Taylor Devices, Inc.(1)	4,756	228,668
Tennant Co.	31,247	2,761,297
Titan International, Inc.(1)	88,930	650,968
Trinity Industries, Inc.	151,233	5,701,484
Twin Disc, Inc.	4,606	57,621
Wabash National Corp.	68,091	1,350,245
		68,138,903
Marine Transportation — 0.2%
Costamare, Inc.	68,771	907,777
Genco Shipping & Trading Ltd.	80,899	1,283,867
Pangaea Logistics Solutions Ltd.	54,730	301,015
Safe Bulkers, Inc.	114,678	443,804
Star Bulk Carriers Corp.	26,763	463,535
		3,399,998
Media — 1.5%
Advantage Solutions, Inc.(1)	113,575	404,327
AMC Networks, Inc., Class A(1)(2)	48,288	454,873
Boston Omaha Corp., Class A(1)(2)	36,269	553,828
Cable One, Inc.	4,115	1,729,205
Emerald Holding, Inc.	41,026	203,899
Entravision Communications Corp., Class A	86,187	210,296
EW Scripps Co., Class A(1)	118,230	236,460
Gambling.com Group Ltd.(1)	33,337	442,049
Gannett Co., Inc.(1)	283,520	1,471,469
Gray Television, Inc.	118,229	504,838
Ibotta, Inc., Class A(1)(2)	8,518	623,007
Innovid Corp.(1)	32,559	98,979
John Wiley & Sons, Inc., Class A	76,356	3,984,256
Magnite, Inc.(1)	260,090	4,366,911
National CineMedia, Inc.(1)	125,349	871,176
PubMatic, Inc., Class A(1)	76,667	1,222,839
Scholastic Corp.	36,195	954,824
Sinclair, Inc.	64,526	1,182,116
Stagwell, Inc.(1)	155,175	1,219,675
TechTarget, Inc.(1)	35,866	1,151,657
Thryv Holdings, Inc.(1)	58,345	923,018
Townsquare Media, Inc., Class A	5,585	56,408
WideOpenWest, Inc.(1)	96,105	510,318
		23,376,428
Metals and Mining — 2.1%
Alpha Metallurgical Resources, Inc.	1,697	416,732
Arch Resources, Inc.	21,160	3,637,827
Ascent Industries Co.(1)	1,238	13,420
Caledonia Mining Corp. PLC	25,549	269,286
Century Aluminum Co.(1)	84,721	1,934,180
Coeur Mining, Inc.(1)	685,293	4,426,993
Compass Minerals International, Inc.	73,059	1,127,300
Dakota Gold Corp.(1)	8,919	20,068
Gatos Silver, Inc.(1)	85,181	1,316,898

Idaho Strategic Resources, Inc.(1)	14,636	179,291
Kaiser Aluminum Corp.	28,750	2,336,800
Materion Corp.	29,090	3,363,386
McEwen Mining, Inc.(1)	81,525	681,549
Metallus, Inc.(1)	76,963	1,282,973
Metals Acquisition Ltd., Class A(1)	65,571	832,752
MP Materials Corp.(1)(2)	176,992	3,729,221
Olympic Steel, Inc.	18,252	771,695
Piedmont Lithium, Inc.(1)	10,190	127,986
Radius Recycling, Inc., Class A	46,139	914,475
Ramaco Resources, Inc., Class A	49,613	632,566
Ramaco Resources, Inc., Class B	10,349	106,181
Ryerson Holding Corp.	51,965	1,335,501
SunCoke Energy, Inc.	155,579	1,938,514
Tredegar Corp.(1)	32,110	230,229
Universal Stainless & Alloy Products, Inc.(1)	17,711	786,723
		32,412,546
Multi-Utilities — 0.4%
Avista Corp.	117,266	4,537,022
Unitil Corp.	29,499	1,770,530
		6,307,552
Oil, Gas and Consumable Fuels — 4.2%
Amplify Energy Corp.(1)	72,771	488,293
Ardmore Shipping Corp.	81,941	914,462
Berry Corp.	117,024	477,458
Centrus Energy Corp., Class A(1)(2)	17,977	1,635,907
Chord Energy Corp.	1	128
Clean Energy Fuels Corp.(1)	305,635	941,356
Comstock Resources, Inc.(2)	3,320	51,692
CONSOL Energy, Inc.	31,806	4,157,044
Crescent Energy Co., Class A	231,179	3,437,632
CVR Energy, Inc.	31,190	603,526
Delek U.S. Holdings, Inc.	110,934	2,113,293
DHT Holdings, Inc.	252,354	2,377,175
Dorian LPG Ltd.	73,147	1,789,907
Encore Energy Corp.(1)(2)	76,613	289,597
Epsilon Energy Ltd.	2,006	11,675
Evolution Petroleum Corp.	51,572	302,212
Excelerate Energy, Inc., Class A	29,709	920,088
FutureFuel Corp.	50,189	261,485
Golar LNG Ltd.	74,073	2,916,254
Gran Tierra Energy, Inc.(1)	63,376	436,027
Granite Ridge Resources, Inc.	118,125	761,906
Green Plains, Inc.(1)	111,594	1,205,215
Gulfport Energy Corp.(1)	21,870	3,844,746
Hallador Energy Co.(1)	52,869	645,002
HighPeak Energy, Inc.	39,624	597,134
International Seaways, Inc.	86,634	3,378,726
Kimbell Royalty Partners LP	128,750	2,083,175
Kosmos Energy Ltd.(1)	847,510	3,339,189
NACCO Industries, Inc., Class A	489	15,751
New Fortress Energy, Inc.(2)	20,826	222,213
NextDecade Corp.(1)	5,523	39,986
Nordic American Tankers Ltd.	360,322	965,663
Par Pacific Holdings, Inc.(1)	99,842	1,740,246

Peabody Energy Corp.	157,280	3,751,128
PrimeEnergy Resources Corp.(1)	460	92,483
REX American Resources Corp.(1)	28,352	1,227,925
Riley Exploration Permian, Inc.	21,028	738,083
Ring Energy, Inc.(1)(2)	181,858	278,243
SandRidge Energy, Inc.	58,453	685,654
Scorpio Tankers, Inc.	11,343	574,636
SFL Corp. Ltd.	209,981	2,209,000
Talos Energy, Inc.(1)	242,236	2,725,155
Teekay Corp. Ltd.(1)	114,081	841,918
Teekay Tankers Ltd., Class A	42,800	1,722,700
VAALCO Energy, Inc.	205,423	1,051,766
Vital Energy, Inc.(1)(2)	49,448	1,623,378
Vitesse Energy, Inc.	38,288	1,075,127
W&T Offshore, Inc.	175,292	340,066
World Kinect Corp.	97,599	2,825,491
		64,726,916
Paper and Forest Products — 0.3%
Clearwater Paper Corp.(1)	31,919	865,643
Mercer International, Inc.	74,318	458,542
Sylvamo Corp.	41,662	3,844,986
		5,169,171
Passenger Airlines — 0.5%
Allegiant Travel Co.	28,998	2,373,196
Blade Air Mobility, Inc.(1)	99,012	469,317
Frontier Group Holdings, Inc.(1)(2)	29,937	174,533
JetBlue Airways Corp.(1)	583,669	3,484,504
Sun Country Airlines Holdings, Inc.(1)	93,347	1,343,263
		7,844,813
Personal Care Products — 0.4%
Edgewell Personal Care Co.	85,062	3,111,568
Honest Co., Inc.(1)	114,130	946,138
Lifevantage Corp.	7,936	115,945
Medifast, Inc.(1)	19,403	381,657
Nature's Sunshine Products, Inc.(1)	19,170	311,321
Nu Skin Enterprises, Inc., Class A	90,117	657,854
Olaplex Holdings, Inc.(1)(2)	144,653	279,180
USANA Health Sciences, Inc.(1)	20,180	777,535
Waldencast PLC, Class A(1)	2,787	9,420
		6,590,618
Pharmaceuticals — 1.9%
Amphastar Pharmaceuticals, Inc.(1)	62,850	2,840,192
Amylyx Pharmaceuticals, Inc.(1)	48,115	266,557
ANI Pharmaceuticals, Inc.(1)	27,689	1,584,641
Atea Pharmaceuticals, Inc.(1)	128,061	437,969
Collegium Pharmaceutical, Inc.(1)	56,675	1,728,588
Corcept Therapeutics, Inc.(1)	59,802	3,449,379
Fulcrum Therapeutics, Inc.(1)	107,739	414,795
Harmony Biosciences Holdings, Inc.(1)	60,111	2,084,048
Innoviva, Inc.(1)	103,843	1,971,979
Ligand Pharmaceuticals, Inc.(1)	30,543	3,710,058
Nuvation Bio, Inc.(1)	356,984	1,035,254
Oramed Pharmaceuticals, Inc.(1)	15,439	36,590
Pacira BioSciences, Inc.(1)	80,887	1,367,799
Phibro Animal Health Corp., Class A	40,882	955,412

Pliant Therapeutics, Inc.(1)	92,922	1,282,324
Relmada Therapeutics, Inc.(1)	30,957	93,490
SIGA Technologies, Inc.	79,744	580,536
Supernus Pharmaceuticals, Inc.(1)	95,604	3,496,238
Terns Pharmaceuticals, Inc.(1)	101,744	634,883
Theravance Biopharma, Inc.(1)	60,592	560,476
Third Harmonic Bio, Inc.(1)(2)	25,226	321,884
Trevi Therapeutics, Inc.(1)	73,030	210,326
Ventyx Biosciences, Inc.(1)	64,916	173,975
		29,237,393
Professional Services — 2.1%
Asure Software, Inc.(1)	36,225	354,643
Barrett Business Services, Inc.	8,209	352,248
Concentrix Corp.	7,973	358,386
Conduent, Inc.(1)	288,187	1,074,937
CRA International, Inc.	11,886	2,318,127
CSG Systems International, Inc.	50,041	2,742,747
DLH Holdings Corp.(1)	3,723	32,129
First Advantage Corp.(1)	102,704	1,974,998
Forrester Research, Inc.(1)	543	9,367
Franklin Covey Co.(1)	19,523	710,247
Heidrick & Struggles International, Inc.	34,277	1,581,541
HireQuest, Inc.	2,911	44,276
Huron Consulting Group, Inc.(1)	30,674	3,767,074
IBEX Holdings Ltd.(1)	11,758	241,039
ICF International, Inc.	26,160	3,624,991
Innodata, Inc.(1)(2)	40,239	1,653,018
Insperity, Inc.	6,615	521,593
Kelly Services, Inc., Class A	57,092	836,398
Kforce, Inc.	32,548	1,952,554
Legalzoom.com, Inc.(1)	241,591	1,915,817
ManpowerGroup, Inc.	11,589	745,984
Mistras Group, Inc.(1)	27,951	260,224
Planet Labs PBC(1)	348,259	1,368,658
RCM Technologies, Inc.(1)	7,506	171,737
Resources Connection, Inc.	55,845	471,332
TaskUS, Inc., Class A(1)	31,172	456,981
TrueBlue, Inc.(1)	51,507	387,333
TTEC Holdings, Inc.	33,032	171,106
Willdan Group, Inc.(1)	23,327	1,019,623
WNS Holdings Ltd.(1)	24,260	1,315,620
		32,434,728
Real Estate Management and Development — 1.0%
Anywhere Real Estate, Inc.(1)	162,018	793,888
Cushman & Wakefield PLC(1)	311,408	4,764,542
Douglas Elliman, Inc.(1)	45,753	116,213
eXp World Holdings, Inc.(2)	8,737	121,007
Five Point Holdings LLC, Class A(1)	30,775	124,947
Forestar Group, Inc.(1)	34,797	1,038,690
FRP Holdings, Inc.(1)	11,482	366,046
Kennedy-Wilson Holdings, Inc.	190,218	2,202,724
Marcus & Millichap, Inc.	41,924	1,744,458
Offerpad Solutions, Inc.(1)	1,849	9,116
Opendoor Technologies, Inc.(1)(2)	1,086,535	2,542,492
RE/MAX Holdings, Inc., Class A(1)	16,083	211,652

RMR Group, Inc., Class A	26,355	585,081
Seritage Growth Properties, Class A(1)(2)	60,002	273,609
Star Holdings(1)	13,333	149,996
Stratus Properties, Inc.(1)	1,022	26,317
Tejon Ranch Co.(1)	38,283	617,122
		15,687,900
Semiconductors and Semiconductor Equipment — 1.5%
ACM Research, Inc., Class A(1)	87,770	1,508,766
Alpha & Omega Semiconductor Ltd.(1)	46,829	1,941,999
Amtech Systems, Inc.(1)	1,238	6,982
Axcelis Technologies, Inc.(1)	8,878	659,103
AXT, Inc.(1)	6,075	13,001
CEVA, Inc.(1)	39,359	1,170,537
Cohu, Inc.(1)	79,814	2,107,090
Diodes, Inc.(1)	40,599	2,638,935
Ichor Holdings Ltd.(1)	4,473	146,535
inTEST Corp.(1)	11,243	85,222
Kulicke & Soffa Industries, Inc.	87,544	4,238,881
Magnachip Semiconductor Corp.(1)	60,170	259,934
Navitas Semiconductor Corp.(1)(2)	12,523	34,438
NVE Corp.	8,461	653,866
Penguin Solutions, Inc.(1)	90,958	1,649,978
Photronics, Inc.(1)	103,720	2,583,665
QuickLogic Corp.(1)(2)	23,118	176,390
SkyWater Technology, Inc.(1)(2)	5,766	45,782
SolarEdge Technologies, Inc.(1)	3,509	55,442
Ultra Clean Holdings, Inc.(1)	72,790	2,797,320
		22,773,866
Software — 2.1%
8x8, Inc.(1)	211,559	655,833
A10 Networks, Inc.	127,668	2,176,739
Adeia, Inc.	187,219	2,269,094
Alarm.com Holdings, Inc.(1)	25,644	1,670,450
Arteris, Inc.(1)	28,910	251,228
AvePoint, Inc.(1)	35,093	619,391
Bit Digital, Inc.(1)	51,091	235,530
Cipher Mining, Inc.(1)	337,179	2,259,099
CoreCard Corp.(1)	4,067	85,326
CS Disco, Inc.(1)	35,750	211,640
Daily Journal Corp.(1)	2,381	1,344,098
Digital Turbine, Inc.(1)(2)	114,969	165,555
E2open Parent Holdings, Inc.(1)	217,215	660,334
Enfusion, Inc., Class A(1)	39,850	396,109
EverCommerce, Inc.(1)	21,474	260,909
Expensify, Inc., Class A(1)	60,828	198,299
Logility Supply Chain Solutions, Inc., Class A	26,258	276,497
Matterport, Inc.(1)	470,573	2,239,927
Meridianlink, Inc.(1)	36,994	863,810
Mitek Systems, Inc.(1)(2)	4,827	44,988
Olo, Inc., Class A(1)	179,184	1,306,251
ON24, Inc.(1)	28,739	189,965
OneSpan, Inc.(1)	38,961	705,973
Pagaya Technologies Ltd., Class A(1)	27,878	304,707
Progress Software Corp.	75,939	5,194,987
Red Violet, Inc.(1)	8,528	313,830

ReposiTrak, Inc.	13,619	312,965
Silvaco Group, Inc.(1)	2,606	21,500
SolarWinds Corp.	85,416	1,140,304
Sprinklr, Inc., Class A(1)	1,042	8,586
Synchronoss Technologies, Inc.(1)(2)	10,257	101,339
Telos Corp.(1)	91,088	309,699
Teradata Corp.(1)	64,802	2,002,382
Verint Systems, Inc.(1)	105,905	2,668,806
Xperi, Inc.(1)	77,844	737,183
		32,203,333
Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A(1)	53,342	433,670
Advance Auto Parts, Inc.	27,973	1,156,684
America's Car-Mart, Inc.(1)	9,599	443,090
Arhaus, Inc.	97,233	965,524
Arko Corp.	107,018	766,249
BARK, Inc.(1)(2)	2,656	5,737
Barnes & Noble Education, Inc.(1)	67	733
Buckle, Inc.	55,857	2,909,591
Build-A-Bear Workshop, Inc.	23,710	900,743
Caleres, Inc.	64,067	1,990,562
Camping World Holdings, Inc., Class A	77,102	1,884,373
Cato Corp., Class A	6,673	21,287
Citi Trends, Inc.(1)	11,362	226,672
Designer Brands, Inc., Class A	75,937	376,648
Destination XL Group, Inc.(1)	89,860	216,563
Duluth Holdings, Inc., Class B(1)	3,202	12,264
Foot Locker, Inc.(1)	163,123	4,102,543
Genesco, Inc.(1)	19,397	651,545
GrowGeneration Corp.(1)	98,596	191,276
Guess?, Inc.	57,791	951,240
Haverty Furniture Cos., Inc.	24,042	567,632
J Jill, Inc.	11,740	324,024
Lands' End, Inc.(1)	22,415	357,519
MarineMax, Inc.(1)	34,465	1,182,839
Monro, Inc.	48,701	1,369,472
National Vision Holdings, Inc.(1)	132,940	1,608,574
ODP Corp.(1)	59,306	1,522,978
Petco Health & Wellness Co., Inc.(1)	128,217	547,487
PetMed Express, Inc.(1)	29,515	136,654
Revolve Group, Inc.(1)	12,319	444,470
RumbleON, Inc., Class B(1)(2)	23,739	162,137
Sally Beauty Holdings, Inc.(1)	185,466	2,583,541
Shoe Carnival, Inc.	33,915	1,144,970
Sonic Automotive, Inc., Class A	12,551	867,776
Sportsman's Warehouse Holdings, Inc.(1)	59,782	127,933
Stitch Fix, Inc., Class A(1)	174,785	831,977
Tile Shop Holdings, Inc.(1)	29,670	196,712
Tilly's, Inc., Class A(1)	14,661	65,535
Upbound Group, Inc.	12,872	442,668
Victoria's Secret & Co.(1)	145,054	5,633,897
Zumiez, Inc.(1)	30,221	666,977
		38,992,766
Technology Hardware, Storage and Peripherals — 0.1%
Corsair Gaming, Inc.(1)	1,690	12,422

Eastman Kodak Co.(1)	132,398	959,885
Immersion Corp.	55,649	497,502
Intevac, Inc.(1)	6,970	19,446
Xerox Holdings Corp.	5,736	52,427
		1,541,682
Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	58,165	3,174,064
Figs, Inc., Class A(1)	170,220	883,442
G-III Apparel Group Ltd.(1)	67,314	1,994,514
Hanesbrands, Inc.(1)	613,059	5,333,613
Lakeland Industries, Inc.	8,132	184,108
Movado Group, Inc.	27,552	560,683
Oxford Industries, Inc.	27,677	2,301,896
Rocky Brands, Inc.	12,626	273,984
Steven Madden Ltd.	19,577	892,320
Superior Group of Cos., Inc.	21,092	357,088
Unifi, Inc.(1)	7,109	39,526
Vera Bradley, Inc.(1)	38,081	222,774
Wolverine World Wide, Inc.	150,869	3,498,652
		19,716,664
Trading Companies and Distributors — 0.9%
Alta Equipment Group, Inc.	44,147	349,203
BlueLinx Holdings, Inc.(1)	15,815	1,987,945
Distribution Solutions Group, Inc.(1)	2	78
DNOW, Inc.(1)	175,256	2,637,603
DXP Enterprises, Inc.(1)	23,881	1,749,761
Global Industrial Co.	20,760	586,470
H&E Equipment Services, Inc.	54,532	3,257,742
Hudson Technologies, Inc.(1)	72,353	429,777
Karat Packaging, Inc.	12,258	378,650
MRC Global, Inc.(1)	151,208	2,112,376
Titan Machinery, Inc.(1)	35,974	555,798
Transcat, Inc.(1)	305	31,991
Willis Lease Finance Corp.	3,478	758,447
		14,835,841
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp.(1)(2)	5,287	59,637
Water Utilities — 0.4%
Artesian Resources Corp., Class A	14,743	512,172
California Water Service Group	66,656	3,412,121
Consolidated Water Co. Ltd.	9,607	258,716
Middlesex Water Co.	21,252	1,390,625
Pure Cycle Corp.(1)	4,151	60,356
SJW Group	1,899	105,812
York Water Co.	3,097	110,996
		5,850,798
Wireless Telecommunication Services — 0.1%
Gogo, Inc.(1)	97,833	785,599
Spok Holdings, Inc.	28,530	468,177
Telephone & Data Systems, Inc.	26,822	916,776
		2,170,552
TOTAL COMMON STOCKS (Cost $1,384,644,872)		1,552,651,182
RIGHTS — 0.0%
Biotechnology — 0.0%
Akouos, Inc.(1)	779	8

Chinook Therapeutics, Inc.(1)	5,210	52
Fusion Pharmaceuticals, Inc.(1)(2)	4,010	2,205
Pardes Biosciences, Inc.(1)	223	7
		2,272
Pharmaceuticals — 0.0%
Concert Pharmaceuticals, Inc.(1)	5,515	2,040
Jounce Therapeutics, Inc.(1)	4,355	131
		2,171
Specialty Retail — 0.0%
RumbleON, Inc.(1)	23,739	92,915
TOTAL RIGHTS (Cost $6,323)		97,358
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,034,399	4,034,399
State Street Navigator Securities Lending Government Money Market Portfolio(3)	16,553,390	16,553,390
TOTAL SHORT-TERM INVESTMENTS (Cost $20,587,789)		20,587,789
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $1,405,238,984)		1,573,336,329
OTHER ASSETS AND LIABILITIES — (1.0)%		(15,265,392)
TOTAL NET ASSETS — 100.0%		$1,558,070,937

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $24,708,679. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $25,559,548, which includes securities collateral of $9,006,158.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.